Accruals and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accruals And Other Current Liabilities
Schedule of accruals and other current liabilities

	As of December 31, 2023	As of June 30, 2024	As of June 30, 2024
	S$	S$	US$

Other accruals	459,472	445,100	328,438
GST payables	201,509	43,238	31,905
Interest payable	43,031	21,516	15,877
Other payables	82,655	974	719
	786,667	510,828	376,939